RESTATEMENT TO PREVIOUS PERIODS	9 Months Ended
Sep. 30, 2022
Restatement To Previous Periods
RESTATEMENT TO PREVIOUS PERIODS

3. RESTATEMENT TO PREVIOUS PERIODS

The comparative financial information of the Company as at September 30, 2021 has been adjusted as follows:

Vital Intelligence Inc. (“Vital”) acquisition

In the prior period financial statements as at September 30, 2021, the Company recorded the contingent consideration with respect to the Vital acquisition (note 4) as equity. Upon management’s review at December 31, 2021, management determined that the contingent consideration did not meet the criteria to recognize it as an asset and thus reclassified it as a contingent liability. This change also resulted in the removal of the contingent shares from the weighted average number of shares calculation.

As a result of the change, the following adjustments were made to the comparative financial information:

For the three months ended September 30, 2021	Amounts before restatement	Restatement	Amounts restated
Condensed consolidated interim statement of loss
Weighted average number of shares outstanding – basic	30,215,930	(900,000)	29,315,930
Net income (loss) per share – basic	$0.79	$0.03	$0.82

Weighted average number of shares outstanding – diluted	32,155,088	(900,000)	31,255,088
Net income (loss) per share – diluted	$0.74	$0.02	$0.76

For the nine months ended September 30, 2021	Amounts before restatement	Restatement	Amounts restated
Condensed consolidated interim statement of loss
Weighted average number of shares outstanding – basic & diluted	24,591,235	(590,109)	24,001,126
Net income (loss) per share – basic and diluted	$(1.18)	$(0.03)	$(1.21)

For the nine months ended September 30, 2021

Condensed consolidated interim statement of changes in shareholders’ equity	$		$		$
Share capital		90,036,180		(11,916,001)		78,120,179
Equity reserve		7,943,696		(1,831,607)		6,112,089
Balance at September 30, 2021		32,825,867		(13,747,308)		19,078,559

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements

For Three and Nine Months Ended September 30, 2022

Expressed in Canadian Dollars (unaudited)